Exhibit 99.1

FRETE 2019-ML05 Trust Multifamily ML Certificates Series ML-05 Report To: Federal Home Loan Mortgage Corporation Wells Fargo Securities, LLC 11 March 2019

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation
8200 Jones Branch Drive
McLean, Virginia 22102

Wells Fargo Securities, LLC
375 Park Avenue
New York, New York 10152

Re:	FRETE 2019-ML05 Trust Multifamily ML Certificates Series ML-05

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Federal Home Loan Mortgage Corporation (“Freddie Mac”) with respect to certain information relating to a portfolio of Loans (as defined in Attachment A) relating to the FRETE 2019-ML05 Trust Multifamily ML Certificates Series ML-05 securitization transaction (the “Transaction”).  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Freddie Mac provided us with:
a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.
Electronic copies of the loan files for the Loans, which contain various source documents (the “Source Documents”) relating to the Loans and Properties (as defined in Attachment A) that secure the Loans,

c.
A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that Freddie Mac instructed us to compare to information contained in the Source Documents,

d.
A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Freddie Mac instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac instructed us to perform no procedures,
f.	A draft of the preliminary offering circular supplement for the Transaction (the “Draft Preliminary Offering Circular Supplement”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  Freddie Mac is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular Supplement and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular Supplement or any other information provided tous by Freddie Mac upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loans,
iii.	Whether the originators of the Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

11 March 2019

Attachment A Page 1 of 6

Background
For the purpose of the procedures described in this report, Freddie Mac indicated that the primary assets of the Transaction’s issuing entity will be a segregated pool of 21 loans (the “Loans”) intended to be tax-exempt loans, secured by 20 affordable multifamily housing properties (the “Properties”), comprising two loan groups:
a.	Six Loans secured by six Properties located in California (the “California TEL Group”) and
b.	Fifteen Loans secured by 14 Properties located outside of California (the ”Non‑California TEL Group”).

Procedures performed and our associated findings

1.	Freddie Mac provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Freddie Mac indicated contains information relating to the Loans as of 1 March 2019 (the “Cut-Off Date”) and
b.	Record layout and decode information related to the Data Files.

For each Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by Freddie Mac to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by Freddie Mac, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Freddie Mac.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.
Subsequent to the procedures described in Items 1. and 2. above, Freddie Mac provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Freddie Mac indicated contains information relating to the Loans as of the Cut‑Off Date.

Attachment A Page 2 of 6

3.	(continued)

Using information on the:
a.	Final Data File and
b.	Updated Data File,
we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the:
a.	First Payment Date and
b.	Maturity Date
of each Loan, both as shown on the Final Data File, we recalculated the “Loan Term (Original)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document, of each Loan (except for the Interest Only Loan (as defined in Note 18 of Exhibit 1 to Attachment A), which is described in the succeeding paragraph of this Item 5.), we recalculated the “IO Period” of each Loan (except for the Interest Only Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, Freddie Mac instructed us to use the “Loan Term (Original)” value on the Final Data File for the “IO Period” characteristic.

6.
Using the “First Payment Date” of each Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Loan as of the Cut-Off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Gross Interest Rate and
d.	Monthly Debt Service Amount (Amortizing)
of each Loan (except for the Interest Only Loan, which is described in the succeeding paragraph of this Item 7.), all as shown on the Final Data File, and assuming each Loan (except for the Interest Only Loan) has a fixed level monthly payment, we recalculated the “Amortization Term (Original)” of each Loan (except for the Interest Only Loan).

Attachment A Page 3 of 6

7.	(continued)

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Original)” characteristic.

8.	Using the:
a.	Seasoning,
b.	IO Period and
c.	Amortization Term (Original)
of each Loan (except for the Interest Only Loan, which is described in the succeeding paragraph of this Item 8.), all as shown on the Final Data File, we recalculated the “Amortization Term (Remaining)” of each Loan (except for the Interest Only Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loan, Freddie Mac instructed us to use “0” for the “Amortization Term (Remaining)” characteristic.

9.	Using the:
a.	Seasoning and
b.	Loan Term (Original)
of each Loan, both as shown on the Final Data File, we recalculated the “Loan Term (Remaining)” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Loan Amount,
b.	Accrual Basis,
c.	Seasoning,
d.	IO Period,
e.	First Payment Date,
f.	Maturity Date,
g.	Gross Interest Rate and
h.	Monthly Debt Service Amount (Amortizing)
of each Loan, all as shown on the Final Data File, we recalculated the principal balance of each Loan as of the Cut-Off Date (the “Cut-Off Date Loan Amount”) and as of the “Maturity Date” of each Loan (the “Maturity Balance”), assuming all scheduled payments of principal and/or interest on the Loans are made and that there are no prepayments or other unscheduled collections.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 6

10. (continued)

For the purpose of this procedure, Freddie Mac instructed us to:
a.	Ignore differences of +/- $2 or less and
b.
Recalculate the “Maturity Balance” of each Loan as the principal amount that is scheduled to be paid on the “Maturity Date” of each Loan after the principal component (if any) that is included in the scheduled payment that is due on the “Maturity Date” is applied to the principal balance of each Loan.

11.
Using the “Cut-Off Date Loan Amount” of the Loans, as shown on the Final Data File, we recalculated the “% of Cut-Off Date Pool Balance” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Primary Servicing Fee,
b.	Master Servicing Fee,
c.	Trustee Fee,
d.	CREFC Royalty Fee,
e.	Master Servicing Surveillance Fee and
f.	Special Servicing Surveillance Fee
of each Loan, all as shown on the Final Data File, we recalculated the “Administration Fee Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Gross Interest Rate and
b.	Administration Fee Rate
of each Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Interest Rate” of each Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 6

14.	Using the:
a.	Monthly Debt Service Amount (Amortizing),
b.	3rd Most Recent NCF,
c.	2nd Most Recent NCF and
d.	Most Recent NCF,
of each Loan (except for the Cedar Park Apartments GAP Loan (as defined in Note 2 of Exhibit 1 to Attachment A), which is described in the succeeding paragraph of this Item 14.), all as shown on the Final Data File, we recalculated the:
i.	3rd Most Recent DSCR (NCF),
ii.	2nd Most Recent DSCR (NCF) and
iii.	Most Recent DSCR (NCF)
of each Loan (except for the Cedar Park Apartments GAP Loan).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round each characteristic listed in i. through iii. above to two decimal places.

For the purpose of this procedure for the Cedar Park Apartments GAP Loan, Freddie Mac instructed us to use “N/A” for each characteristic listed in i. through iii. above, as the Cedar Park Apartments GAP Loan is cash collateralized and not secured by a Property.

15.	Using:
a.	Information on the Final Data File and
b.	The applicable calculation methodologies and assumptions that are described in the Draft Preliminary Offering Circular Supplement,
we recalculated the:
i.	Cut-Off Date LTV,
ii.	Maturity LTV,
iii.	UW NCF DSCR,
iv.	UW NCF DSCR (IO) and
v.	Cut-Off Date Balance/Unit
of each Loan (except for the Cedar Park Apartments GAP Loan, which is described in the succeeding paragraph of this Item 15.).  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.  For the purpose of this procedure, we were instructed by Freddie Mac to round the “Cut-Off Date LTV” and “Maturity LTV” characteristics to the nearest 1/10th of one percent and the “UW NCF DSCR” and “UW NCF DSCR (IO)” characteristics to two decimal places.

For the purpose of this procedure for the Cedar Park Apartments GAP Loan, Freddie Mac instructed us to use “N/A” for each characteristic listed in i. through iii. above, as the Cedar Park Apartments GAP Loan is cash collateralized and not secured by a Property.

Attachment A Page 6 of 6

16.
Using the “Bad Boy Indemnitor / Guarantor” and “Borrower Principal” of each Loan, both as shown on the Final Data File, we identified those Loans that had at least one common “Bad Boy Indemnitor / Guarantor” or “Borrower Principal” (the “Related Borrower Loans”).  We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report, Engineering Report, USPS Website
Property City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
Property State	Appraisal Report, Engineering Report, USPS Website
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report, Property Inspection and Lease Audit, Investment Brief
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report, G704, G706, Construction Monitoring Report
Elevator (Y/N)	Engineering Report, Appraisal Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Zoning Status (see Note 1)	Zoning Summary, Appraisal Report
Management Company	Management Agreement, Continuing Covenant Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report
Appraised Value (see Note 2)	Appraisal Report
Appraised Value Type (see Note 2)	Appraisal Report
Appraisal Valuation Date (see Note 2)	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Engineering Report Date	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Immediate Repairs Cost Estimate (see Note 3)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Replacement Reserves Cost Estimate per Year (see Note 3)	Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Form 1105, Physical Risk Report, Preliminary Environmental Screening Site Report
Environmental Firm (see Note 4)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase I Environmental Report Date (see Note 4)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Phase II Performed (Y/N) (see Note 5)	Phase II Environmental Report
Phase II Environmental Report Date (see Note 5)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II) (see Note 6)	Phase I Environmental Report, Phase II Environmental Report, Physical Risk Report, Preliminary Environmental Screening Site Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

PML Report Required (Y/N) (see Note 7)
Seismic Report, Engineering Report, Plan and Cost Review Summary Report, Renovation Cost Analysis and Document Review Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Seismic Firm (see Note 7)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
Seismic Report Date (see Note 7)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report
PML (%) (see Note 7)	Seismic Report, Engineering Report, Investment Brief, Physical Risk Report, Preliminary Environmental Screening Site Report

Exhibit 1 to Attachment A

Multifamily Information: (see Note 8)

Characteristic	Source Document(s)

Total Units (see Note 9)	Appraisal Report, Rent Roll
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 10)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 11)	Rent Roll, Appraisal Report
Tenant Concentration Type (see Note 12)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
% of Tenant Concentration (see Note 12)	Property Inspection and Lease Audit, Investment Brief, Appraisal Report
Condo Ownership (% or N/A)	Continuing Covenant Agreement, Investment Brief
Green Advantage	Investment Brief, Green Assessment Report
Low Income Units	CRA Report
Very Low Income Units	CRA Report

Commercial Tenant Information:

Characteristic	Source Document(s)

# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of GPR from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 13)

Characteristic	Source Document(s)

Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Note 14)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Seismic Insurance if PML >=20% (Y/N) (see Note 15)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Exhibit 1 to Attachment A

Insurance Information: (continued)

Characteristic	Source Document(s)

Environmental Insurance (Y/N)	Environmental Insurance Certificate, Continuing Covenant Agreement

Underwriting Information: (see Note 8)

Characteristic	Source Document(s)

3rd Most Recent Financial End Date	Investment Brief
3rd Most Recent EGI	Investment Brief
3rd Most Recent Expenses	Investment Brief
3rd Most Recent NOI	Investment Brief
3rd Most Recent NCF	Investment Brief
2nd Most Recent Financial End Date	Investment Brief
2nd Most Recent EGI	Investment Brief
2nd Most Recent Expenses	Investment Brief
2nd Most Recent NOI	Investment Brief
2nd Most Recent NCF	Investment Brief
Most Recent Financial End Date	Investment Brief
Most Recent EGI	Investment Brief
Most Recent Expenses	Investment Brief
Most Recent NOI	Investment Brief
Most Recent NCF	Investment Brief
UW EGI	Investment Brief
UW Expenses	Investment Brief
UW NOI	Investment Brief
Underwritten Annual Reserves	Investment Brief
UW NCF	Investment Brief

Borrower/Principal Information:

Characteristic	Source Document(s)

Borrowing Entity	Project Note, Funding Note, Project Loan Agreement
Entity Type	Project Note, Funding Note, Project Loan Agreement
State of Organization	Project Note, Funding Note, Project Loan Agreement
Delaware Statutory Trust (Y/N)	Project Note, Funding Note, Project Loan Agreement
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Continuing Covenant Agreement
Tenants In Common (Y/N)	Continuing Covenant Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Continuing Covenant Agreement
Recourse (Y/N)	Project Note, Funding Note, Guaranty Agreement

Exhibit 1 to Attachment A

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)

Recourse Description	Project Note, Funding Note, Guaranty Agreement
Environmental Carveout (Y/N)	Continuing Covenant Agreement, Guaranty Agreement
Environmental Indemnitor (Name or N/A)	Continuing Covenant Agreement, Guaranty Agreement
Fraud Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Waste Carveout (Y/N)	Project Note, Funding Note, Guaranty Agreement
Sponsor Name	Guaranty Agreement, Continuing Covenant Agreement

Loan Information:

Characteristic	Source Document(s)

Loan Purpose (Acquisition, Refinance)	Settlement Statement, Continuing Covenant Agreement
Freddie Mac Loan Number	Project Note, Amended Project Note, Funding Note, Continuing Covenant Agreement
Seller/Servicer (see Note 16)	Project Note, Amended Project Note, Funding Loan Agreement, Project Loan Agreement
Note Date	Project Note, Amended Project Note
Original Loan Amount	Project Note, Amended Project Note
Gross Interest Rate (see Note 17)	Project Note, Amended Project Note
Loan Amortization Type	Project Note, Amended Project Note
Monthly Debt Service (IO) (see Note 18)	Project Note, Amended Project Note
Monthly Debt Service Amount (Amortizing) (see Note 18)	Project Note, Amended Project Note
First Payment Date (see Note 19)	Project Note, Amended Project Note
Payment Date	Project Note, Amended Project Note
Maturity Date	Project Note, Amended Project Note
Rate Type	Project Note, Amended Project Note
Accrual Basis	Project Note, Amended Project Note
Late Charge Grace Period	Project Note, Amended Project Note
Prepayment Provision (see Note 20)	Project Note, Amended Project Note, Project Loan Agreement
Partial Defeasance Permitted (Y/N)	Project Note, Project Loan Agreement
Defeasance To Maturity (Y/N)	Continuing Covenant Agreement, Project Loan Agreement
Fee Simple/Leasehold	Title Policy

Exhibit 1 to Attachment A

Loan Information: (continued)

Characteristic	Source Document(s)

Lien Position	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A) (see Note 21)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Note 22)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Yes/No)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation
Assumption Fee	Continuing Covenant Agreement
Additional Financing Amount (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation
Additional Financing Description (existing)	Continuing Covenant Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement, Subordinate Loan Payoff Confirmation
Future Mezzanine Debt (Y/N)	Continuing Covenant Agreement
Future Supplemental Financing (Yes/No)	Continuing Covenant Agreement
Future Supplemental Financing Description	Continuing Covenant Agreement
Substitution Permitted (Y/N)	Continuing Covenant Agreement, Substitution Agreement
Number of Properties	Continuing Covenant Agreement, Appraisal Report
Collateral Release Price ($ or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
Crossed Loans	Continuing Covenant Agreement, Cross Collateralization Agreement
Release (Y or N or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
Release Provisions (Description or N/A)	Continuing Covenant Agreement, Cross Collateralization Agreement
Independent Director (Y/N)	Continuing Covenant Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel, Commitment Letter
Bond Council Name	Non-Consolidation Opinion from Counsel
Primary Servicing Fee (see Note 23)	Commitment Letter, Project Loan Agreement

Exhibit 1 to Attachment A

Reserve/Escrow Information: (see Notes 8 and 24)

Characteristic	Source Document(s)

Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Engineering Reserve – Contractual Payment ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow Reserve Description	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Exhibit 1 to Attachment A

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)

Other Escrow (Monthly)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Springing Reserve 1 Name	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 1 Amount ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 1 Description	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 2 Name	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 2 Amount ($ or N/A)	Continuing Covenant Agreement, Escrow Agreement
Springing Reserve 2 Description	Continuing Covenant Agreement, Escrow Agreement
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Continuing Covenant Agreement
Specify Accounts for Escrows/Reserves LOC	Continuing Covenant Agreement
Letter of Credit Amount	Letter of Credit, Continuing Covenant Agreement
Letter of Credit Description	Letter of Credit, Continuing Covenant Agreement

Regulatory Agreement Information:

Characteristic	Source Document(s)

Type of Regulatory Agreement(s)	Regulatory Documents, Continuing Covenant Agreement
Description of Regulatory Agreement(s)	Regulatory Documents
Number of LIHTC Units	Regulatory Documents
Tax Credit Investor Name	LPA/Operating Agreement, Continuing Covenant Agreement
Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement, Continuing Covenant Agreement
Issuer	Funding Loan Agreement
Fiscal Agent Name	Funding Loan Agreement
Annual Fiscal Agent Fee ($)	Funding Loan Agreement, Commitment Letter
Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement
First Annual Fiscal Agent Fee Payment Date	Funding Loan Agreement
Annual Governmental Lender Fee	Funding Loan Agreement, Regulatory Documents, Commitment Letter

Exhibit 1 to Attachment A

Notes:

1.
For the purpose of comparing the “Zoning Status” characteristic, Freddie Mac instructed us to use the appraisal report Source Document if the zoning report Source Document was not available and to include “(Appraisal)” in the value for the “Zoning Status” characteristic if the appraisal report was used as the Source Document.

2.
For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Costa Azul Senior Apartments (fka South Fulton Village Apartments)” (the “Costa Azul Senior Apartments (fka South Fulton Village Apartments) Loan”), Freddie Mac instructed us to use the “As-Is Market Value Subject to Hypothetical Condition Assuming 20% at 50% AMI LIHTC Restrictions with Partial Tax Exemptions” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Costa Azul Senior Apartments (fka South Fulton Village Apartments) Loan, Freddie Mac instructed us to treat the “As-Is Market Value Subject to Hypothetical Condition Assuming 20% at 50% AMI LIHTC Restrictions with Partial Tax Exemptions” appraised value type, as shown in the appraisal report Source Document, as “As‑Is (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Gateway Apartments” (the “Gateway Apartments Loan”), Freddie Mac instructed us to use the “As Is Value as Encumbered (LIHTC)” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Gateway Apartments Loan, Freddie Mac instructed us to treat the “As Is Value as Encumbered (LIHTC)” appraised value type, as shown in the appraisal report Source Document, as “As-Is (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “616 Lofts Apartments” (the “616 Lofts Apartments Loan”), Freddie Mac instructed us to use the “Hypothetical Market Value Assuming Stabilization at LIHTC‑Restricted Rental Rates” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the 616 Lofts Apartments Loan, Freddie Mac instructed us to treat the “Hypothetical Market Value Assuming Stabilization at LIHTC‑Restricted Rental Rates” appraised value type, as shown in the appraisal report Source Document, as “As-Stabilized (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Sun Ridge Apartments” (the “Sun Ridge Apartments Loan”), Freddie Mac instructed us to use the “As Proposed Hypothetical Leased Fee Market Value Assuming Section 42 Encumbrances and Achievable LIHTC Rents” appraised value and associated appraisal value date, both as shown in the

Exhibit 1 to Attachment A

Notes: (continued)

2. (continued)

appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Sun Ridge Apartments Loan, Freddie Mac instructed us to treat the “As Proposed Hypothetical Leased Fee Market Value Assuming Section 42 Encumbrances and Achievable LIHTC Rents” appraised value type, as shown in the appraisal report Source Document, as “As-Proposed (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Copper Square Apartments” (the “Copper Square Apartments Loan”), Freddie Mac instructed us to use the “Market Value As If Complete and Stabilized with LIHTC Rent” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Copper Square Apartments Loan, Freddie Mac instructed us to treat the “Market Value As If Complete and Stabilized with LIHTC Rent” appraised value type, as shown in the appraisal report Source Document, as “As‑Stabilized (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “College Park II” (the “College Park II Loan”), Freddie Mac instructed us to use the “Hypothetical Completed & Stabilized Market Value with Section 42 & Project Based Section 8 Rents” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the College Park II Loan, Freddie Mac instructed us to treat the “Hypothetical Completed & Stabilized Market Value with Section 42 & Project Based Section 8 Rents” appraised value type, as shown in the appraisal report Source Document, as “As-Stabilized (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Downing Place Townhomes” (the “Downing Place Townhomes Loan”), Freddie Mac instructed us to use the “Hypothetical As Renovated, Encumbered and Stabilized” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Downing Place Townhomes Loan, Freddie Mac instructed us to treat the “Hypothetical As Renovated, Encumbered and Stabilized” appraised value type, as shown in the appraisal report Source Document, as “As‑Stabilized (Rent Restrictions)” for the “Appraised Value Type” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

2. (continued)

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Abbington At Stones River” (the “Abbington At Stones River Loan”), Freddie Mac instructed us to use the “Hypothetical Prospective Market Value, As If Completed and Stabilized, Subject to Restricted Rents” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Abbington At Stones River Loan, Freddie Mac instructed us to treat the “Hypothetical Prospective Market Value, As If Completed and Stabilized, Subject to Restricted Rents” appraised value type, as shown in the appraisal report Source Document, as “As‑Stabilized (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loans identified on the Preliminary Data File as “Seminole Gardens Apartments” (the “Seminole Gardens Apartments Loan”), “Cedar Park Apartments” (the “Cedar Park Apartments Loan”) and “Cedar Park Apartments GAP” (the “Cedar Park Apartments GAP Loan”), Freddie Mac instructed us to use the “As Proposed Hypothetical Leased Fee Market Value Assuming Section 8 Rents” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Seminole Gardens Apartments Loan, Cedar Park Apartments Loan and Cedar Park Apartments GAP Loan, Freddie Mac instructed us to treat the “As Proposed Hypothetical Leased Fee Market Value Assuming Section 8 Rents” appraised value type, as shown in the appraisal report Source Document, as “As‑Proposed (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Father Carlos Pinto Memorial Apartments” (the “Father Carlos Pinto Memorial Apartments Loan”), Freddie Mac instructed us to use the “Hypothetical As Renovated Market Value Assuming CHAP Rents, Proposed Renovation and the Proposed 100% Tax Exemption” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Father Carlos Pinto Memorial Apartments Loan, Freddie Mac instructed us to treat the “Hypothetical As Renovated Market Value Assuming CHAP Rents, Proposed Renovation and the Proposed 100% Tax Exemption” appraised value type, as shown in the appraisal report Source Document, as “As‑Renovated (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Brookfield Mews Apartments” (the “Brookfield Mews Apartments Loan”), Freddie Mac instructed us to use the “Prospective - Renovated, As HAP/LIHTC (Hypothetical)” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Brookfield Mews Apartments

Exhibit 1 to Attachment A

Notes: (continued)

2. (continued)

Loan, Freddie Mac instructed us to treat the “Prospective - Renovated, As HAP/LIHTC (Hypothetical)” appraised value type, as shown in the appraisal report Source Document, as “As‑Renovated (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Mission Vista Apartments” (the “Mission Vista Apartments Loan”), Freddie Mac instructed us to use the “As Proposed Hypothetical Leased Fee Market Value Assuming Achievable LIHTC Rents” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Mission Vista Apartments Loan, Freddie Mac instructed us to treat the “As Proposed Hypothetical Leased Fee Market Value Assuming Achievable LIHTC Rents” appraised value type, as shown in the appraisal report Source Document, as “As‑Proposed (Rent Restrictions)” for the “Appraised Value Type” characteristic.

For the purpose of comparing the “Appraised Value” and “Appraisal Valuation Date” characteristics for the Loan identified on the Preliminary Data File as “Pensione K Apartments” (the “Pensione K Apartments Loan”), Freddie Mac instructed us to use the “Market Value As Rent Restricted, Assuming Completion of the Proposed Renovation, Stabilized Occupancy and an Exemption of the Real Estate Taxes” appraised value and associated appraisal value date, both as shown in the appraisal report Source Document.  For the purpose of comparing the “Appraised Value Type” characteristic for the Pensione K Apartments Loan, Freddie Mac instructed us to treat the “Market Value As Rent Restricted, Assuming Completion of the Proposed Renovation, Stabilized Occupancy and an Exemption of the Real Estate Taxes” appraised value type, as shown in the appraisal report Source Document, as “As‑Stabilized (Rent Restrictions)” for the “Appraised Value Type” characteristic.

3.
For the purpose of comparing the “Immediate Repairs Cost Estimate” and “Replacement Reserves Cost Estimate per Year” characteristics, Freddie Mac instructed us to use “N/A” for the “Immediate Repairs Cost Estimate” and “Replacement Reserves Cost Estimate per Year” characteristics if the plan and cost review summary report, renovation cost analysis and document review report, form 1105, physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and an engineering report Source Document was not available.

4.
For the purpose of comparing the “Environmental Firm” and “Phase I Environmental Report Date” characteristics, Freddie Mac instructed us to use “N/A (Physical Risk Report)” for the “Environmental Firm” and “Phase I Environmental Report Date” characteristics if a physical risk report or preliminary environmental screening site report Source Document was provided in the related loan file and a phase I environmental report Source Document was not available.

Exhibit 1 to Attachment A

Notes: (continued)

5.	Freddie Mac instructed us to perform procedures on the “Phase II Performed (Y/N)”
and “Phase II Environmental Report Date” characteristics only for those Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

6.
For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “N/A” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if the physical risk report or preliminary environmental screening site report Source Document did not contain the corresponding information and a phase I environmental report or phase II environmental report Source Document was not available.

For the purpose of comparing the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic, Freddie Mac instructed us to use “$0” for the “Environmental Cost to Cure (Phase I plus Phase II)” characteristic if a phase I environmental report and/or phase II environmental report Source Document was available and the sum of the value(s) shown in the phase I environmental report, phase II environmental report, physical risk report or preliminary environmental screening site report Source Document was less than $5,000.

7.
Freddie Mac instructed us to perform procedures on the “PML Report Required (Y/N),” “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics only for Loans with “Yes” for the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes,” Freddie Mac instructed us to use “Yes” for the “PML Report Required (Y/N)” characteristic and the applicable information in the seismic report Source Document for the purpose of comparing the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics unless the applicable Source Documents state that a seismic assessment has been waived.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “Yes” and the applicable Source Documents indicate that a seismic assessment has been waived, Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.  If the “Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)” characteristic on the Preliminary Data File is “No,” Freddie Mac instructed us to use “No” for the “PML Report Required (Y/N)” characteristic and “N/A” for the “Seismic Firm,” “Seismic Report Date” and “PML (%)” characteristics.

8.	For the purpose of comparing the “Multifamily Information,” “Underwriting Information” and “Reserve/Escrow Information” characteristics, Freddie Mac instructed us to ignore differences:
a.	Of +/- $1 or less for all “Multifamily Information” characteristics,
b.	Of +/- $1 or less for all “Underwriting Information” characteristics and
c.	Of +/- $5 or less for all “Reserve/Escrow Information” characteristics that are expressed as dollar values.

Exhibit 1 to Attachment A

Notes: (continued)

9.
For the purpose of comparing the “Total Units” characteristic, Freddie Mac instructed us to only include the residential units at the mortgaged property associated with each Loan, as shown in the appraisal report or rent roll Source Document.

10.	For the purpose of comparing the “Monthly Rent Per Unit” characteristic, Freddie Mac instructed us to use:
a.	Market rents for vacant, model, leasing office or “down” units,
b.	In-place rents plus employee concessions for manager/employee units and
c.	In-place rents for occupied units,
all as shown in the rent roll Source Document.

11.
For the purpose of comparing the “Occupancy %” characteristic, Freddie Mac instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and “down” units as vacant, all as shown in the rent roll Source Document.

If the number of units shown in the rent roll Source Document is less than the number of units shown in the appraisal report Source Document, Freddie Mac instructed us to treat the difference between the number of units shown in the appraisal report Source Document and the number of units shown in the rent roll Source Document as vacant units when recalculating the “Occupancy %” characteristic.

12.
For the purpose of comparing the “Tenant Concentration Type” and “% of Tenant Concentration” characteristics, Freddie Mac instructed us to treat “Alzheimer’s care” and “memory care” tenant types as “Assisted Living” for the “Tenant Concentration Type” characteristic, all as shown in the property inspection and lease audit, investment brief or appraisal report Source Document.

13.
For the purpose of comparing the “Insurance Information” characteristics, Freddie Mac instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Document, as applicable, even if the certificate expired prior to the Cut-Off Date.

14.	Freddie Mac instructed us to use “Yes” for the “Flood Insurance (Y/N)” characteristic if:
a.	There is flood insurance in place, as shown in the property insurance certificate Source Document and
b.	Flood insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document.
If flood insurance is not required, as shown in the form 1133 or multifamily insurance compliance report Source Document, Freddie Mac instructed us to use “No” for the “Flood Insurance (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

Exhibit 1 to Attachment A

Notes: (continued)

15.	Freddie Mac instructed us to use “Yes” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic if:
a.	The “PML (%),” as shown on the Preliminary Data File is greater than or equal to 20%,
b.	Earthquake insurance is required, as shown in the form 1133 or multifamily insurance compliance report Source Document and
c.	Earthquake insurance is in place, as shown in the property insurance certificate Source Document.

If the “PML (%),” as shown on the Preliminary Data File, is less than 20% or is “N/A,” Freddie Mac instructed us to use “No” for the “Seismic Insurance if PML >=20% (Y/N)” characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

16.
For the purpose of comparing the “Seller/Servicer” characteristic, Freddie Mac instructed us to use the “Lender,” “Funding Lender” or “Initial Funding Lender” of the Loan, as shown in the project note, amended project note, funding loan agreement or project loan agreement Source Document.

17.
For the purpose of comparing the “Gross Interest Rate” characteristic for the Loans, Freddie Mac instructed us to use the sum of the interest rate and the servicing fee rate, both as shown in the project note or amended project note Source Document.

18.	For the purpose of comparing the “Monthly Debt Service (IO)” characteristic for the:
a.	Loan for which the “Loan Amortization Type” characteristic on the Preliminary Data File is “Interest Only” (the “Interest Only Loan”) and
b.	Loans for which the “Loan Amortization Type” characteristic on the Preliminary Data File is “Partial IO” (the “Partial IO Loans”),
all of which have an “Accrual Basis” of “30/360,” as shown on the Preliminary Data File, Freddie Mac instructed us to recalculate the “Monthly Debt Service (IO)” characteristic as 1/12th of the product of:
i.	The “Original Loan Amount,” as shown in the Preliminary Data File, and
ii.	The “Gross Interest Rate”, as shown on the Preliminary Data File.

For the Interest Only Loan, Freddie Mac instructed us to use the “Monthly Debt Service (IO),” as shown on the Preliminary Data File, for the “Monthly Debt Service Amount (Amortizing)” characteristic.

For the Loans with “Balloon” for the “Loan Amortization Type” characteristic on the Preliminary Data File, Freddie Mac instructed us to use “N/A” for the “Monthly Debt Service (IO)” characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

19.
For the purpose of comparing the “First Payment Date” characteristic (except for the Loan identified on the Final Data File as “CityCenter Apartments” (the CityCenter Apartments Loan”), which is described in the succeeding paragraph of this Note 19.), Freddie Mac instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period.

For the purpose of comparing the “First Payment Date” for the CityCenter Apartments Loan, Freddie Mac instructed us to use “1/1/2019,” as shown in the amended project note Source Document.

20.
For the purpose of comparing the “Prepayment Provision” characteristic for Loans which permit defeasance after the “Conversion Date,” as shown in the applicable Source Documents, Freddie Mac instructed us to consider the “Conversion Date” as the “Note Date,” as shown on the project note or amended project note Source Document.

21.	For the purpose of comparing the “Cash Management (Description or N/A)” characteristic, Freddie Mac instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Funds are then swept into a lender-controlled account.

b.
Springing – a cash management administration method where, at the origination of the Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account.  Prior to a trigger event, the funds will be swept to a borrower‑controlled account.  Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

22.
For the purpose of comparing the “Lockbox (Y/N)” characteristic, Freddie Mac instructed us to use “Yes” if a clearing account was set up at the origination of the Loan, as shown in the cash management agreement or lockbox agreement Source Document.

23.
For the purpose of comparing the “Primary Servicing Fee” characteristic, Freddie Mac indicated that the “Primary Servicing Fee” is described in the Draft Preliminary Offering Circular Supplement as the sub‑servicing fee.

24.
For the purpose of comparing the “Reserve/Escrow Information” characteristics, the servicing tape Source Document is a Microsoft Excel file labelled “ML05 Escrow Template_3.8.2019 (distro) v1.xlsx” which was provided by Freddie Mac on 8 March 2019.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Freddie Mac that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Property Name
Master Servicing Fee
Trustee Fee (see Note 1) CREFC Royalty Fee
Master Servicing Surveillance Fee Special Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type Environmental Insurance Expiration Date Environmental Insurance Carrier (Name or N/A) Environmental Insurance Carrier Rating Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
Tax Credit Syndicator Name
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Notes:

1.
Freddie Mac indicated that the “Trustee Fee” of “0.01550%” per annum for each Loan on the Data Files is comprised of a certificate administrator fee of 0.01200% per annum and a trustee fee of 0.00350% per annum.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.